CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 19,692	$ 27,319
Short-term bank deposits	31,036	3,055
Restricted deposits	1,809	786
Trade receivables (net of allowance for doubtful accounts of $ 2,331 and $ 2,064 at December 31, 2015 and 2016, respectively)	13,702	13,706
Unbilled accounts receivable	4,232	5,597
Other accounts receivable and prepaid expenses (Note 3)	2,751	2,107
Inventories (Note 4)	6,818	7,879
Total current assets	80,040	60,449
LONG-TERM INVESTMENTS AND RECEIVABLES:
Long-term trade receivables	308	617
Long-term deposits and restricted bank deposits	126	136
Severance pay fund	1,321	1,761
Deferred income taxes (Note 12)	2,114	1,055
Total long-term investments and receivables	3,869	3,569
PROPERTY AND EQUIPMENT, NET (Note 5)	5,301	5,415
INTANGIBLE ASSETS, NET (Note 6)	4,933	1,313
GOODWILL (Note 7)	11,850	4,250
Total assets	105,993	74,996
CURRENT LIABILITIES:
Trade payables	4,040	3,185
Customer advances	5,602	2,520
Other accounts payable and accrued expenses (Note 8)	11,646	10,748
Total current liabilities	21,288	16,453
LONG-TERM LIABILITIES:
Deferred revenues	472
Deferred income taxes	167	173
Accrued severance pay	2,089	2,660
Other long-term liabilities	59	15
Total long-term liabilities	2,787	2,848
COMMITMENTS AND CONTINGENT LIABILITIES (Note 9)
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 1 par value - Authorized: 39,748,000 shares at December 31, 2015 and December 31, 2016; Issued and outstanding: 16,398,872 shares at December 31, 2015 and 22,894,348 shares at December 31, 2016	6,679	4,968
Additional paid-in capital	93,441	69,888
Accumulated other comprehensive income (loss)	(1,923)	(1,850)
Foreign currency translation adjustments (Company's standalone financial statements)	412	406
Accumulated deficit	(16,600)	(17,629)
Total Magal shareholders' equity	82,009	55,783
Non-controlling interest	(91)	(88)
Total shareholders' equity (Note 10)	81,918	55,695
Total liabilities and shareholders' equity	$ 105,993	$ 74,996